1
Bancroft Fund Ltd.
Schedule of Investments — January 31, 2023 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS  — 89.9%
Airlines  — 2.7%
$ 1,465,000 JetBlue Airways Corp.,
0.500%, 04/01/26 ............... $ 1,165,408
2,500,000 Southwest Airlines Co.,
1.250%, 05/01/25 ............... 3,006,875
4,172,283
Automotive  — 2.3%
3,500,000 Ford Motor Co.,
Zero Coupon, 03/15/26 ........... 3,570,000
Business Services  — 5.2%
3,000,000 2U Inc.,
2.250%, 05/01/25 ............... 2,250,000
2,000,000 BigBear.ai Holdings Inc.,
6.000%, 12/15/26(a) ............. 1,501,000
2,500,000 Perficient Inc.,
0.125%, 11/15/26 ............... 2,036,000
2,000,000 Shift4 Payments Inc.,
Zero Coupon, 12/15/25 ........... 2,145,000
7,932,000
Communications Equipment  — 6.5%
3,000,000 InterDigital Inc.,
3.500%, 06/01/27(a) ............. 3,307,500
2,000,000 Kaleyra Inc.,
6.125%, 06/01/26(a) ............. 1,570,459
Lumentum Holdings Inc.
2,000,000 0.500%, 12/15/26 ............... 1,825,000
1,103,000 0.500%, 06/15/28(a) ............. 891,334
2,500,000 Radius Global Infrastructure Inc.,
2.500%, 09/15/26(a) ............. 2,315,625
9,909,918
Computer Hardware  — 0.9%
1,250,000 Desktop Metal Inc.,
6.000%, 05/15/27(a) ............. 1,393,750
Computer Software and Services  — 17.1%
2,000,000 3D Systems Corp.,
Zero Coupon, 11/15/26 ........... 1,493,750
1,700,000 Akamai Technologies Inc.,
0.375%, 09/01/27 ............... 1,691,500
3,000,000 Bandwidth Inc.,
0.250%, 03/01/26 ............... 2,364,300
1,915,000 Edgio Inc.,
3.500%, 08/01/25 ............... 1,664,718
2,605,000 i3 Verticals LLC,
1.000%, 02/15/25 ............... 2,562,669
2,000,000 Match Group Financeco 3 Inc.,
2.000%, 01/15/30(a) ............. 1,964,000
Principal
Amount
Market
Value
$ 1,000,000 MercadoLibre Inc.,
2.000%, 08/15/28 ............... $ 2,735,000
2,250,000 PAR Technology Corp.,
2.875%, 04/15/26 ............... 2,421,675
3,090,000 Progress Software Corp.,
1.000%, 04/15/26 ............... 3,253,770
1,805,000 PROS Holdings Inc.,
2.250%, 09/15/27 ............... 1,639,842
3,156,000 Veritone Inc.,
1.750%, 11/15/26 ............... 2,265,421
1,650,000 Workiva Inc.,
1.125%, 08/15/26 ............... 2,085,600
26,142,245
Consumer Products  — 0.5%
650,000 Post Holdings Inc.,
2.500%, 08/15/27(a) ............. 710,645
Consumer Services  — 5.2%
1,350,000 Marriott Vacations Worldwide Corp.,
3.250%, 12/15/27(a) ............. 1,458,000
NCL Corp. Ltd.
1,360,000 5.375%, 08/01/25 ............... 1,562,640
623,000 1.125%, 02/15/27 ............... 478,153
1,200,000 Royal Caribbean Cruises Ltd.,
6.000%, 08/15/25(a) ............. 1,837,800
2,530,000 Stride Inc.,
1.125%, 09/01/27 ............... 2,654,982
7,991,575
Diversified Industrial  — 1.6%
Chart Industries Inc.
450,000 1.000%, 11/15/24(a) ............. 1,027,925
1,464,000 Xometry Inc.,
1.000%, 02/01/27(a) ............. 1,331,508
2,359,433
Energy and Utilities  — 8.0%
2,938,000 Array Technologies Inc.,
1.000%, 12/01/28 ............... 3,323,759
1,065,000 Bloom Energy Corp.,
2.500%, 08/15/25 ............... 1,757,250
1,750,000 NextEra Energy Partners LP,
2.500%, 06/15/26 ............... 1,673,875
2,000,000 Northern Oil and Gas Inc.,
3.625%, 04/15/29(a) ............. 2,279,000
1,250,000 Ormat Technologies Inc.,
2.500%, 07/15/27(a) ............. 1,527,500
1,900,000 Sunnova Energy International Inc.,
2.625%, 02/15/28(a) ............. 1,609,110
12,170,494

Bancroft Fund Ltd.
Schedule of Investments (Continued) — January 31, 2023 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Entertainment  — 4.5%
DISH Network Corp.
$ 2,500,000 Zero Coupon, 12/15/25 ........... $ 1,661,250
2,000,000 3.375%, 08/15/26 ............... 1,313,584
1,810,000 fuboTV Inc.,
3.250%, 02/15/26 ............... 862,465
1,815,000 Liberty Media Corp.-Liberty Formula One,
2.250%, 08/15/27(a) ............. 1,903,935
1,050,000 Live Nation Entertainment Inc.,
3.125%, 01/15/29 ............... 1,128,750
6,869,984
Financial Services  — 6.0%
960,000 Digitalbridge Operating Co. LLC,
5.750%, 07/15/25(a)(b) ........... 1,631,040
900,000 Envestnet Inc.,
2.625%, 12/01/27(a) ............. 1,010,250
2,000,000 HCI Group Inc.,
4.750%, 06/01/42(a) ............. 1,713,750
1,000,000 IIP Operating Partnership LP,
3.750%, 02/21/24(a) ............. 1,445,600
800,000 LendingTree Inc.,
0.500%, 07/15/25 ............... 625,200
2,000,000 SoFi Technologies Inc.,
Zero Coupon, 10/15/26(a) ......... 1,508,000
2,000,000 Upstart Holdings Inc.,
0.250%, 08/15/26 ............... 1,210,000
9,143,840
Food and Beverage  — 1.1%
1,500,000 The Chefs' Warehouse Inc.,
2.375%, 12/15/28(a) ............. 1,655,700
Health Care  — 8.7%
2,165,000 Coherus Biosciences Inc.,
1.500%, 04/15/26 ............... 1,608,494
CONMED Corp.
1,000,000 2.625%, 02/01/24 ............... 1,188,000
125,000 2.250%, 06/15/27(a) ............. 119,563
Cutera Inc.
1,000,000 2.250%, 03/15/26 ............... 1,255,000
1,750,000 2.250%, 06/01/28(a) ............. 1,609,125
1,040,000 4.000%, 06/01/29(a) ............. 934,024
1,200,000 Halozyme Therapeutics Inc.,
1.000%, 08/15/28(a) ............. 1,338,750
1,500,000 Insulet Corp.,
0.375%, 09/01/26 ............... 2,078,250
940,000 Invacare Corp.,
4.250%, 03/15/26 ............... 99,264
– Lantheus Holdings Inc.,
2.625%, 12/15/27(a) ............. 0
Principal
Amount
Market
Value
$ 2,270,000 PetIQ Inc.,
4.000%, 06/01/26 ............... $ 1,976,262
900,000 Sarepta Therapeutics Inc.,
1.250%, 09/15/27(a) ............. 1,025,100
13,231,832
Materials  — 0.1%
312,000 Danimer Scientific Inc.,
3.250%, 12/15/26(a) ............. 135,135
Real Estate Investment Trusts  — 3.8%
1,500,000 Arbor Realty Trust Inc.,
7.500%, 08/01/25(a) ............. 1,544,250
350,000 Braemar Hotels & Resorts Inc.,
4.500%, 06/01/26 ............... 365,331
1,500,000 Pebblebrook Hotel Trust,
1.750%, 12/15/26 ............... 1,378,500
1,000,000 Redwood Trust Inc.,
7.750%, 06/15/27(a) ............. 953,750
1,710,000 Summit Hotel Properties Inc.,
1.500%, 02/15/26 ............... 1,587,735
5,829,566
Security Software  — 4.9%
1,495,000 Cardlytics Inc.,
1.000%, 09/15/25 ............... 646,588
465,000 Nice Ltd.,
Zero Coupon, 09/15/25 ........... 447,097
798,000 Nice Systems Inc.,
1.250%, 01/15/24 ............... 1,975,549
3,090,000 Verint Systems Inc.,
0.250%, 04/15/26 ............... 2,771,344
1,475,000 Zscaler Inc.,
0.125%, 07/01/25 ............... 1,618,812
7,459,390
Semiconductors  — 8.3%
3,000,000 Impinj Inc.,
1.125%, 05/15/27 ............... 4,121,400
2,000,000 indie Semiconductor Inc.,
4.500%, 11/15/27(a) ............. 2,367,000
1,500,000 Semtech Corp.,
1.625%, 11/01/27(a) ............. 1,660,500
500,000 Teradyne Inc.,
1.250%, 12/15/23 ............... 1,604,800
Wolfspeed Inc.
1,759,000 0.250%, 02/15/28(a) ............. 1,609,485
1,375,000 1.875%, 12/01/29(a) ............. 1,342,168
12,705,353
Telecommunications  — 2.5%
2,020,000 8x8 Inc.,
0.500%, 02/01/24 ............... 1,848,285

Bancroft Fund Ltd.
Schedule of Investments (Continued) — January 31, 2023 (Unaudited)
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) At January 31, 2023, the Fund held an investment in a restricted and illiquid security amounting to $1,631,040 or 1.07% of total investments, which was valued under methods approved by the Board of Trustees as follows:
(c) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Represents annualized yields at dates of purchase.
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Telecommunications (Continued)
Infinera Corp.
$ 1,250,000 2.500%, 03/01/27 ............... $ 1,483,220
325,000 3.750%, 08/01/28(a) ............. 431,632
3,763,137
TOTAL CONVERTIBLE CORPORATE
BONDS .................... 137,146,280
Shares
CONVERTIBLE PREFERRED STOCKS  — 0.0%
Business Services  — 0.0%
809,253 Amerivon Holdings LLC,
4.000%(c) .................... 0
272,728 Amerivon Holdings LLC, common equity
units
(c) .......................... 3
3
TOTAL CONVERTIBLE PREFERRED
STOCKS ................... 3
MANDATORY CONVERTIBLE SECURITIES(d)  — 7.2%
Automotive: Parts and Accessories  — 1.4%
16,300 Aptiv plc, Ser. A,
5.500%, 06/15/23 ............... 2,053,637
Diversified Industrial  — 1.0%
28,000 Chart Industries Inc., Ser. B,
6.750%, 12/15/25 ............... 1,592,920
Energy and Utilities  — 2.2%
NextEra Energy Inc.
24,860 6.219%, 09/01/23 ............... 1,190,545
30,000 6.926%, 09/01/25 ............... 1,438,500
14,800 Spire Inc., Ser. A,
7.500%, 03/01/24 ............... 763,088
3,392,133
Financial Services  — 2.6%
2,375 2020 Cash Mandatory Exchangeable Trust,
5.250%, 06/01/23 ............... 2,870,520
Shares
Market
Value
24,000 New York Community Capital Trust V,
6.000%, 11/01/51 ............... $ 1,077,840
3,948,360
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................ 10,987,050
COMMON STOCKS  — 1.8%
Real Estate Investment Trusts  — 1.8%
18,136 Crown Castle Inc. ................. 2,686,123
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 1.1%
$ 1,770,000 U.S. Treasury Bills,
4.151% to 4.547%†, 03/16/23 to
04/13/23 ...................... 1,758,203
TOTAL INVESTMENTS — 100.0% ....
(Cost $150,005,383) ............. $ 152,577,659
Acquisition
Principal
Amount Issuer
Acquisition
Dates
Acquisition
Cost
01/31/23
Carrying
Value
Per Bond
$960,000 Digitalbridge
Operating Co. LLC,
5.750%, 07/15/25
7/17/2020
- 11/11/2020 $1,222,715 $1,699.0000